HAND & HAND

a professional corporation

24 Calle de la Luna

San Clemente, CA 92673

(949) 489-2400

fax (949) 489-0034

November 24, 2010

H. Christopher Owings

Securities & Exchange Commission

450 Fifth Street, N.W., Mail Stop 0304

Washington, DC 20549

Re:

Pacific Land and Coffee Corporation (the “Company”)

Item 4.01 Form 8-K/A

Filed November 10, 2010

File No. 000-30595

Dear Mr. Owings:

Your comments are reproduced below together with our response.

Item 4.01 Form 8-K/A Filed November 10, 2010

1.

As previously requested, please revise to disclose whether MMR's report on the financial statements for either of the past two fiscal years ended March 31, 2010 and March 31, 2009 contained an adverse opinion or a disclaimer of opinion or were qualified or modified as to uncertainty, audit scope, or accounting principles and describe the nature of each such adverse opinion, disclaimer of opinion, modification, or qualification.  Refer to paragraph (a)(1)(ii) of Item 304 of Regulation S-K.  Please note that this disclosure should include the last two audit reports not just the most recent report which may cover two years of financial statements.

The registrant now understands the staff's comment and has filed a revised report.

H. Christopher Owings

Securities & Exchange Commission

November 24, 2010

Page -1-

2.

As previously requested, please file an updated letter from MMR as an exhibit to the amendment field in response to our comments in accordance with Items 304(a)(3) and 601(b)(16) of Regulation S-K.  In the updated letter, please make sure that any reference to the Item 4.01 Form 8-K matches the date of the current report.  In this regard, the current letter filed as Exhibit 16.1 refers to Form 8-K dated August 17, 2010, whereas the date of the Form 8-K is October 5, 2010.

Complied.

Very truly yours,

Jehu Hand

JH:kp